he

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.9%
	ASSET MANAGEMENT - 0.8%
76	Ameriprise Financial, Inc.	$ 38,783
38	Blackrock, Inc.	37,279
224	Blackstone, Inc.	37,576
1,705	Franklin Resources, Inc.	35,413
1,970	Invesco Ltd.	34,160
275	KKR & Company, Inc.	38,016
311	T Rowe Price Group, Inc.	34,166
		255,393
	BANKING - 1.2%
1,087	Bank of America Corporation	45,458
696	Citigroup, Inc.	44,662
1,001	Fifth Third Bancorp	43,724
205	JPMorgan Chase & Company	45,494
2,595	KeyCorporation	44,764
234	PNC Financial Services Group, Inc. (The)	44,055
948	US Bancorp	45,797
646	Wells Fargo & Company	41,938
		355,892
	COMMERCIAL SUPPORT SERVICES - 0.6%
830	Cintas Corporation	170,822

	CONSTRUCTION MATERIALS - 1.1%
279	Martin Marietta Materials, Inc.	165,263
612	Vulcan Materials Company	167,645
		332,908
	DIVERSIFIED INDUSTRIALS - 1.1%
1,232	3M Company	158,275
830	Honeywell International, Inc.	170,714
		328,989
	ELECTRIC UTILITIES - 1.1%
9,088	AES Corporation (The)	149,861
1,361	Vistra Corporation	170,071
		319,932

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	ELECTRICAL EQUIPMENT - 1.3%
561	A O Smith Corporation	$ 42,131
370	Allegion plc	51,663
2,471	Amphenol Corporation, Class A	165,606
672	Carrier Global Corporation	48,868
632	Johnson Controls International plc	47,748
127	Trane Technologies PLC	47,010
		403,026
	ENGINEERING & CONSTRUCTION - 1.1%
1,084	Quanta Services, Inc.	326,967

	HEALTH CARE FACILITIES & SERVICES - 1.1%
428	HCA Healthcare, Inc.	153,541
814	Universal Health Services, Inc., Class B	166,308
		319,849
	HEALTH CARE REIT - 0.9%
3,817	Healthpeak Properties, Inc.	85,692
1,346	Ventas, Inc.	88,150
610	Welltower, Inc.	82,277
		256,119
	HOME CONSTRUCTION - 2.4%
478	DR Horton, Inc.	80,782
479	Lennar Corporation, Class A	81,574
640	Masco Corporation	51,142
2,497	Mohawk Industries, Inc.(a)	335,272
9	NVR, Inc.(a)	82,375
643	PulteGroup, Inc.	83,288
		714,433
	INDUSTRIAL SUPPORT SERVICES - 1.1%
1,438	Fastenal Company	112,423
139	United Rentals, Inc.	112,979
102	WW Grainger, Inc.	113,142
		338,544
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
499	Bank of New York Mellon Corporation (The)	37,605

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.4% (Continued)
377	Northern Trust Corporation	$ 37,896
395	State Street Corporation	36,656
		112,157
	INSURANCE - 1.1%
166	Allstate Corporation (The)	30,962
301	Arch Capital Group Ltd.(a)	29,667
157	Assurant, Inc.	30,097
108	Chubb Ltd.	30,504
231	Cincinnati Financial Corporation	32,531
58	Erie Indemnity Company, Class A	26,033
268	Hartford Financial Services Group, Inc. (The)	29,598
382	Loews Corporation	30,163
135	Progressive Corporation (The)	32,781
123	Travelers Companies, Inc. (The)	30,251
529	W R Berkley Corporation	30,243
		332,830
	INTERNET MEDIA & SERVICES - 1.6%
332	Airbnb, Inc., Class A(a)	44,750
998	Alphabet, Inc., Class C	172,344
10	Booking Holdings, Inc.	46,763
289	Expedia Group, Inc.(a)	45,174
2,275	Match Group, Inc.(a)	81,968
151	Meta Platforms, Inc., Class A	85,704
		476,703
	LEISURE FACILITIES & SERVICES - 0.7%
1,906	Carnival Corporation(a)	41,932
184	Hilton Worldwide Holdings, Inc.	43,212
171	Marriott International, Inc., Class A	44,463
1,772	Norwegian Cruise Line Holdings Ltd.(a)	44,903
235	Royal Caribbean Cruises Ltd.	48,493
		223,003
	MACHINERY - 0.3%
238	Caterpillar, Inc.	89,536

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	OFFICE REIT - 1.4%
706	Alexandria Real Estate Equities, Inc.	$ 78,754
4,083	BXP, Inc.	328,926
		407,680
	OIL & GAS PRODUCERS - 1.1%
3,400	Kinder Morgan, Inc.	83,334
947	ONEOK, Inc.	91,745
507	Targa Resources Corporation	84,649
1,609	Williams Companies, Inc. (The)	84,263
		343,991
	PUBLISHING & BROADCASTING - 1.1%
11,591	News Corporation, Class B	336,603

	RENEWABLE ENERGY - 0.1%
116	First Solar, Inc.(a)	22,560

	RETAIL - DISCRETIONARY - 1.2%
290	Builders FirstSource, Inc.(a)	49,706
1,155	Ross Stores, Inc.	161,377
1,401	TJX Companies, Inc. (The)	158,355
		369,438
	SEMICONDUCTORS - 1.0%
134	Advanced Micro Devices, Inc.(a)	19,305
127	Analog Devices, Inc.	28,335
128	Broadcom, Inc.	21,731
1,137	Intel Corporation	24,468
277	Microchip Technology, Inc.	20,323
195	Micron Technology, Inc.	19,432
31	Monolithic Power Systems, Inc.	23,538
181	NVIDIA Corporation	24,030
97	NXP Semiconductors N.V.	22,747
243	ON Semiconductor Corporation(a)	17,129
201	Qorvo, Inc.(a)	14,323
153	QUALCOMM, Inc.	24,904
210	Skyworks Solutions, Inc.	18,392

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.9% (Continued)
	SEMICONDUCTORS - 1.0% (Continued)
134	Texas Instruments, Inc.	$ 27,223
		305,880
	SPECIALTY FINANCE - 1.1%
308	American Express Company	83,185
506	Capital One Financial Corporation	82,372
547	Discover Financial Services	81,191
1,500	Synchrony Financial	82,710
		329,458
	TECHNOLOGY HARDWARE - 1.6%
3,517	Corning, Inc.	167,374
1,649	Garmin Ltd.	327,079
		494,453
	TELECOMMUNICATIONS - 1.1%
1,517	T-Mobile US, Inc.	338,534

	TRANSPORTATION EQUIPMENT - 0.8%
255	Cummins, Inc.	83,890
824	PACCAR, Inc.	85,927
446	Westinghouse Air Brake Technologies Corporation	83,839
		253,656
	WHOLESALE - DISCRETIONARY - 0.5%
3,230	Copart, Inc.(a)	166,248

	TOTAL COMMON STOCKS (Cost $7,259,322)	8,725,604

	EXCHANGE-TRADED FUNDS — 56.4%
	EQUITY - 29.4%
168,966	Arrow DWA Tactical: International ETF(b)(h)	4,999,669
26,815	iShares Cohen & Steers REIT ETF	1,705,434
3,242	Vanguard Growth ETF	1,241,427
5,522	Vanguard Value ETF	950,668
		8,897,198

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 56.4% (Continued)
	FIXED INCOME - 26.0%
32,014	iShares 20+ Year Treasury Bond ETF					$ 2,959,695
11,860	iShares iBoxx $ Investment Grade Corporate Bond ETF					1,292,621
16,580	iShares iBoxx High Yield Corporate Bond ETF					1,312,141
14,695	iShares J.P. Morgan USD Emerging Markets Bond ETF					1,336,070
12,416	SPDR Bloomberg Convertible Securities ETF					953,300
						7,853,827
	MIXED ALLOCATION - 1.0%
3,126	Arrow Reserve Capital Management ETF(h)					313,491

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,945,061)					17,064,516

	SHORT-TERM INVESTMENT — 11.5%
	MONEY MARKET FUND - 11.5%
3,492,555	First American Government Obligations Fund, , 4.78%(c)(f)(g) (Cost $3,492,555)					3,492,555

Contracts(d)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
16	S&P500 E-Mini Option	GS	12/20/2024	$ 5,000	$ 4,564,360	$ 20,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $56,200)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $56,200)					20,600

	TOTAL INVESTMENTS - 96.9% (Cost $26,753,138)					$ 29,303,275
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds received - $29,875)					(54,875)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%					991,338
	NET ASSETS - 100.0%					$ 30,239,738

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Contracts(d)
	WRITTEN FUTURE OPTIONS - (0.2)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.2)%
10	S&P500 E-Mini Option	GS	12/20/2024	$ 5,800	$ 2,852,725	$ 54,875
TOTAL CALL OPTIONS WRITTEN (Proceeds - $29,875)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $29,875)					$ 54,875

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
8	COMEX Gold 100 Troy Ounces Future(f)			12/30/2024	$ 2,199,440	$ 236,720
	TOTAL FUTURES CONTRACTS					$ 236,720

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
MS	- Morgan Stanley
(a)	Non-income producing security.
(b)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.
(d)	Each contract is equivalent to one futures contract.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the ADWAB Fund Limited.
(g)	All or a portion of this investment is pledged as collateral for swap agreements.
(h)	Affiliated Exchange-Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

FINANCIAL INDEX SWAP
Notional Value at October 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 1,970,782	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/25/2025	$ (253,268)

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of October 31, 2024.
Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
0	*	Aussie 10Yr Bond	Dec-24	Morgan Stanley	$ 34,772	0.15%	$ (369)
0	*	Australian Dollar CME	Dec-24	Morgan Stanley	20,734	0.09%	(411)
10		British Pound CME	Dec-24	Morgan Stanley	837,475	3.62%	(15,491)
1		Cac Index	Nov-24	Morgan Stanley	61,259	0.26%	(1,528)
3		Canadian Bond	Dec-24	Morgan Stanley	258,711	1.12%	(5,526)
0	*	CFE Vix	Dec-24	Morgan Stanley	5,331	0.02%	73
0	*	CFE Vix	Jan-25	Morgan Stanley	2,667	0.01%	94
2		Dax Index	Dec-24	Morgan Stanley	972,718	4.20%	(14,307)
2		Emini Nasdaq	Dec-24	Morgan Stanley	622,130	2.69%	(14,092)
4		Emini S&P	Dec-24	Morgan Stanley	1,149,975	4.97%	(25,652)
13		Euribor	Mar-26	Morgan Stanley	3,527,979	15.25%	(6,669)
7		Euro Btp Futures	Dec-24	Morgan Stanley	971,499	4.20%	(14,679)
9		Euro_Stoxx50	Dec-24	Morgan Stanley	480,383	2.08%	(15,368)
5		Ftse Index	Dec-24	Morgan Stanley	530,381	2.29%	(13,859)
1		Ftse Index	Nov-24	Morgan Stanley	191,514	0.83%	(2,871)
0	*	Ice 3Mth Sonia Future	Dec-25	Morgan Stanley	90,439	0.39%	(368)
3		Mexican Peso CME	Dec-24	Morgan Stanley	71,462	0.31%	(398)
5		Mini Dow	Dec-24	Morgan Stanley	1,123,952	4.86%	(13,759)
2		New Zealand Dollar CME	Dec-24	Morgan Stanley	96,793	0.42%	(4,992)
1		Osk Nikkei	Dec-24	Morgan Stanley	318,128	1.38%	2,248
4		S&P Canada	Dec-24	Morgan Stanley	768,515	3.32%	(6,663)
9		Sfe Spi 200	Dec-24	Morgan Stanley	1,270,010	5.49%	(13,224)
2		Topix Index	Dec-24	Morgan Stanley	379,060	1.64%	2,740
2		US T.Bond	Dec-24	Morgan Stanley	180,624	0.78%	(7,665)
							$ (172,736)

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(4)		2 Yr T-Note	Dec-24	Morgan Stanley	$ (769,768)	3.33%	$ 829
(2)		5 Yr T-Note	Dec-24	Morgan Stanley	(253,527)	1.10%	194
(11)		Aussie 3 Yr Bond	Dec-24	Morgan Stanley	(773,663)	3.34%	1,475
(17)		Canadian Dollar CME	Dec-24	Morgan Stanley	(1,240,207)	5.36%	3,943
(0)	*	CFE Vix	Nov-24	Morgan Stanley	(4,247)	0.02%	(186)
(1)		Erx 2 Bund	Dec-24	Morgan Stanley	(172,112)	0.74%	(1)
(0)	*	Erx Bobl	Dec-24	Morgan Stanley	(42,285)	0.18%	6
(4)		Eur/Usd CME	Dec-24	Morgan Stanley	(502,669)	2.17%	(2,889)
(1)		Euro Bund	Dec-24	Morgan Stanley	(100,007)	0.43%	119
(1)		Euro Oat Futures	Dec-24	Morgan Stanley	(97,641)	0.42%	420
(1)		Gilts	Dec-24	Morgan Stanley	(62,736)	0.27%	396
(2)		Japan Govt Bond Ose	Dec-24	Morgan Stanley	(1,473,299)	6.37%	(3,366)
(7)		Japanese Yen CME	Dec-24	Morgan Stanley	(603,050)	2.61%	9,344
(3)		Swiss Franc CME	Dec-24	Morgan Stanley	(441,786)	1.91%	(401)
(3)		Three-Month Sofr	Jun-25	Morgan Stanley	(638,696)	2.76%	158
(0)	*	US 10 Yr Notes	Dec-24	Morgan Stanley	(49,163)	0.21%	54
							$ 10,095
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 8.41%.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 1,628,912	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/25/2025	$ (2,375)

					Net Unrealized Depreciation on Swap Contracts	$ (255,643)
++ All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2024.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
5		Aluminium LME	Dec-24	Morgan Stanley	$ 311,955	4.83%	$ 11,825
0	*	Brent Oil	Feb-25	Morgan Stanley	14,491	0.22%	(657)
1		Cocoa NY	Dec-24	Morgan Stanley	97,441	1.51%	(4,877)
1		Coffee NY	Dec-24	Morgan Stanley	135,689	2.10%	(879)
0	*	Crude Oil	Dec-24	Morgan Stanley	12,863	0.20%	(311)
0	*	Gasoline Blendstock	Dec-24	Morgan Stanley	29,608	0.46%	(1,263)
2		Gold CMX	Dec-24	Morgan Stanley	573,446	8.88%	23,536
1		Hi Gr. Copper	Dec-24	Morgan Stanley	103,854	1.61%	(2,436)
4		Lean Hogs	Dec-24	Morgan Stanley	127,381	1.97%	6,203
8		Live Cattle	Dec-24	Morgan Stanley	606,828	9.40%	(3,151)
2		Natural Gas Ttf (Gts)	Dec-24	Morgan Stanley	50,180	0.78%	(2,646)
2		Nickel LME	Dec-24	Morgan Stanley	149,676	2.32%	(13,206)
1		Platinum Nmx	Jan-25	Morgan Stanley	61,406	0.95%	(2,628)
1		Silver CMX	Dec-24	Morgan Stanley	185,070	2.87%	5,074
2		Wpg Canola	Jan-25	Morgan Stanley	17,770	0.28%	100
3		Zinc LME	Dec-24	Morgan Stanley	262,058	4.06%	4,872
							$ 19,556

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(4)		Aluminium LME	Dec-24	Morgan Stanley	(244,908)	3.79%	(23,655)
(11)		Beanmeal	Dec-24	Morgan Stanley	(332,885)	5.14%	14,003
(1)		Beanoil	Dec-24	Morgan Stanley	(22,055)	0.34%	(1,244)
(9)		Corn	Dec-24	Morgan Stanley	(180,150)	2.79%	(1,903)
(3)		Cotton	Dec-24	Morgan Stanley	(99,886)	1.55%	1,918
(1)		Gas Oil Ldn	Dec-24	Morgan Stanley	(52,507)	0.81%	(524)
(1)		Heating Oil	Dec-24	Morgan Stanley	(75,089)	1.11%	(871)
(5)		Iron Ore Cfr China Future	Dec-24	Morgan Stanley	(54,508)	0.84%	(786)
(2)		Kcbt Red Wheat	Dec-24	Morgan Stanley	(58,554)	0.91%	912
(3)		Natural Gas	Dec-24	Morgan Stanley	(69,224)	1.07%	6,703
(3)		Nickel LME	Dec-24	Morgan Stanley	(265,943)	4.12%	12,962
(7)		Soybeans	Jan-25	Morgan Stanley	(358,033)	5.23%	(1,291)
(2)		Sugar NY	Mar-25	Morgan Stanley	(56,397)	0.83%	(4,257)
(2)		Wheat	Dec-24	Morgan Stanley	(59,905)	0.93%	(141)
(2)		Zinc LME	Dec-24	Morgan Stanley	(164,599)	2.55%	(13,124)
							$ (11,298)
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 25.55%.